Transactions with Affiliates and Container Investors	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors

(4) Transactions with Affiliates and Container Investors

Due from affiliates, net of $1,509 and $1,880, as of December 31, 2020 and 2019, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees.

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions during 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Fees from affiliated Container Investors	$—	$3,527	$3,575
Fees from unaffiliated Container Investors	9,678	11,374	11,334
Fees from Container Investors	9,678	14,901	14,909
Other fees	—	338	1,970
Total management fees	$9,678	$15,239	$16,879

The following table provides a summary of due to container investors, net at December 31, 2020 and 2019:

	2020	2019
Accounts receivable - managed fleet	$10,628	$13,226
Prepaid expenses and other current assets - managed fleet	99	189
Accounts payable and accrued expenses - managed fleet	(1,187)	(1,953)
	9,540	11,462
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	9,157	10,516
Due to container investors, net	$18,697	$21,978

There is no due to affiliated Container Investors as of December 31, 2020 and 2019.